Commitments, Contingencies and Guarantees - Additional Information (Details) R$ in Millions, $ in Millions, $ in Millions, in Millions	1 Months Ended		12 Months Ended	60 Months Ended
	Sep. 30, 2021 USD ($)	Mar. 31, 2019 extension	Dec. 31, 2021 USD ($)	Apr. 30, 2033 CAD ($)	Apr. 30, 2028 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Sep. 30, 2021 RON ( )	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Lessee, Leases, Description [Line Items]
Capital expenditures principally for machinery and equipment			$ 45.9
Purchase orders issued for capital expenditures			10.1
Letters of credit outstanding			$ 48.1						$ 41.5
Initial basic rent expense, term			5 years
Basic rent expense, term two			5 years
Total future minimum lease payments			$ 62.5
2022
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			2.6
2023
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			3.8
2024
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			5.3
2025
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			5.4
2026
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			5.4
Thereafter
Lessee, Leases, Description [Line Items]
Total future minimum lease payments			40.0
Customers | 2022
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	$ 2.6
Customers | 2023
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	3.5
Customers | 2024
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	3.6
Customers | 2025
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	3.7
Customers | 2026
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	3.8
Customers | Thereafter
Lessee, Leases, Description [Line Items]
Total future minimum lease payments	$ 28.3
TEXAS | Customers
Lessee, Leases, Description [Line Items]
Lease term on lease not yet commenced	10 years
5/1/2023 to 4/30/2033
Lessee, Leases, Description [Line Items]
Lease term		10 years
5/1/2033 to 4/30/2043
Lessee, Leases, Description [Line Items]
Number of extension options | extension		2
Extension term		5 years
Guarantees
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities			48.1						41.5
Guarantees | Credit Facility
Lessee, Leases, Description [Line Items]
Letters of credit outstanding			21.0						$ 21.3
Research and development assessments against Brazilian Subsidiary
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities			$ 2.0				R$ 12			$ 7.0	R$ 39
Additional income and value-added taxes on subsidiaries
Lessee, Leases, Description [Line Items]
Estimated financial effect of contingent liabilities	$ 7.0							31
Forecast | Inventory Contract Purchase
Lessee, Leases, Description [Line Items]
Purchase orders issued for acquisition of inventory						$ 8.0
Forecast | Operating Lease
Lessee, Leases, Description [Line Items]
Annual base rent expense				$ 2.2	$ 2.1